Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	08/25/2014
Collection Period	05/01/2014 - 07/31/2014

I.	Deal Parameters

A	Student Loan Portfolio Characteristics			04/30/2014	07/31/2014
	Principal Balance			$533,285,056.52	$521,817,044.08
	Interest to be Capitalized Balance			4,768,768.37	4,425,182.86
	Pool Balance			$538,053,824.89	$526,242,226.94
	Capitalized Interest Account Balance			$32,000,000.00	$21,000,000.00
	Specified Reserve Account Balance			1,345,134.56	1,315,605.57

	Adjusted Pool (1)			$571,398,959.45	$548,557,832.51
	Weighted Average Coupon (WAC)			5.55%	5.56%
	Weighted Average Remaining Term			179.90	178.31
	Number of Loans			57,887	56,176
	Number of Borrowers			26,367	25,600
	Aggregate Outstanding Principal Balance - Tbill			$20,222,729.48	$19,747,704.82
	Aggregate Outstanding Principal Balance - LIBOR			$517,831,095.41	$506,494,522.12
	Pool Factor			0.672047723	0.657294631
	Since Issued Constant Prepayment Rate			4.68%	4.48%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/27/2014		08/25/2014
	A	78444WAA7	$499,794,518.84		$474,463,917.13

C	Account Balances		05/27/2014		08/25/2014
	Reserve Account Balance		$1,345,134.56		$1,315,605.57
	Capitalized Interest Account Balance		$32,000,000.00		$21,000,000.00

D	Asset / Liability		05/27/2014		08/25/2014
	Adjusted Pool Balance		$571,398,959.45		$548,557,832.51
	Total Notes		$499,794,518.84		$474,463,917.13
	Difference		$71,604,440.61		$74,093,915.38
	Parity Ratio		1.14327		1.15616

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2014 - 07/31/2014, Distribution Date 08/25/2014

II. Trust Activity 05/01/2014 through		07/31/2014

A	Student Loan Principal Receipts
	Borrower Principal	4,363,133.71
	Guarantor Principal	5,820,669.64
	Consolidation Activity Principal	5,017,408.60
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	1,475.27
	Rejected Claim Repurchased Principal	43,209.36
	Other Principal Deposits	-

	Total Principal Receipts	$15,245,896.58

B	Student Loan Interest Receipts
	Borrower Interest	2,318,561.40
	Guarantor Interest	230,396.60
	Consolidation Activity Interest	74,211.90
	Special Allowance Payments	35,234.49
	Interest Subsidy Payments	658,369.06
	Seller Interest Reimbursement	464.89
	Servicer Interest Reimbursement	9,713.60
	Rejected Claim Repurchased Interest	3,368.55
	Other Interest Deposits	67,973.37

	Total Interest Receipts	$3,398,293.86

C	Reserves in Excess of Requirement	$29,528.99

D	Investment Income	$1,280.95

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	11,000,000.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(170,631.50)
	Consolidation Loan Rebate Fees to Dept. of Education	$(943,086.86)
	Floor Income Rebate Fees to Dept. of Education	$(1,739,845.02)

M	AVAILABLE FUNDS	$26,821,437.00

N	Non-Cash Principal Activity During Collection Period	$(3,777,884.14)

O	Non-Reimbursable Losses During Collection Period	$125,032.73

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$46,577.91

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2014 - 07/31/2014, Distribution Date 08/25/2014

III. 2010-01	Portfolio Characteristics

	07/31/2014				04/30/2014
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	4.76%	674	$3,740,315.97	0.717%	4.69%	949	$5,141,747.12	0.964%
GRACE	4.60%	345	$1,723,784.52	0.330%	5.01%	263	$1,108,695.15	0.208%
DEFERMENT	5.36%	9,527	$72,517,942.53	13.897%	5.36%	10,346	$78,008,077.89	14.628%

REPAYMENT: CURRENT	5.35%	27,752	$267,518,252.65	51.267%	5.34%	28,747	$272,561,399.18	51.110%
31-60 DAYS DELINQUENT	5.87%	2,204	$20,442,527.36	3.918%	5.91%	2,348	$20,737,335.29	3.889%
61-90 DAYS DELINQUENT	5.78%	1,489	$11,783,017.27	2.258%	5.65%	1,269	$9,498,881.01	1.781%
91-120 DAYS DELINQUENT	6.07%	1,198	$8,459,174.89	1.621%	5.69%	860	$6,476,305.73	1.214%
> 120 DAYS DELINQUENT	5.90%	3,233	$22,946,196.48	4.397%	5.86%	3,316	$22,824,680.15	4.280%

FORBEARANCE	6.03%	8,938	$107,953,978.70	20.688%	6.08%	9,132	$112,378,787.39	21.073%
CLAIMS IN PROCESS	5.92%	813	$4,687,100.72	0.898%	5.61%	645	$4,497,855.35	0.843%
AGED CLAIMS REJECTED	3.26%	3	$44,752.99	0.009%	4.36%	12	$51,292.26	0.010%

TOTAL		56,176	$521,817,044.08	100.00%		57,887	$533,285,056.52	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2014 - 07/31/2014, Distribution Date 08/25/2014

IV. 2010-01 Portfolio Characteristics (cont’d)
	07/31/2014	04/30/2014
Pool Balance	$526,242,226.94	$538,053,824.89
Outstanding Borrower Accrued Interest	$8,507,930.86	$8,520,954.42
Borrower Accrued Interest to be Capitalized	$4,425,182.86	$4,768,768.37
Total # Loans	56,176	57,887
Total # Borrowers	25,600	26,367
Weighted Average Coupon	5.56%	5.55%
Weighted Average Remaining Term	178.31	179.90
Non-Reimbursable Losses	$125,032.73	$139,041.59
Cumulative Non-Reimbursable Losses	$3,657,918.87	$3,532,886.14
Since Issued Constant Prepayment Rate (CPR)	4.48%	4.68%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$46,577.91	$149,170.42
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$3,901,762.40	$4,596,735.50
Borrower Interest Accrued	$6,527,406.57	$6,440,532.01
Interest Subsidy Payments Accrued	$688,020.49	$708,491.59
Special Allowance Payments Accrued	$36,205.94	$34,924.60

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2014 - 07/31/2014, Distribution Date 08/25/2014

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.70%	21,332	$70,526,780.16	13.516%
- GSL - Unsubsidized	5.24%	15,959	84,259,135.72	16.147%
- PLUS (2) Loans	8.19%	786	10,008,788.94	1.918%
- SLS (3) Loans	3.33%	515	4,185,233.31	0.802%
- Consolidation Loans	5.75%	17,584	352,837,105.95	67.617%

Total	5.56%	56,176	$521,817,044.08	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.10%	31,790	$148,437,009.95	28.446%
- Two Year	5.42%	5,936	17,871,010.81	3.425%
- Technical	5.95%	861	2,658,083.30	0.509%
- Other	5.75%	17,589	352,850,940.02	67.620%

Total	5.56%	56,176	$521,817,044.08	100.000%

* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2014 - 07/31/2014, Distribution Date 08/25/2014

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$26,821,437.00

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$29,535.72	$26,791,901.28

B	Primary Servicing Fee	$84,178.25	$26,707,723.03

C	Class A Noteholders’ Interest Distribution Amount	$1,377,121.32	$25,330,601.71

D	Class A Noteholders’ Principal Distribution Amount	$-	$25,330,601.71

E	Reserve Account Reinstatement	$-	$25,330,601.71

F	Additional Principal Distribution Amount	$25,330,601.71	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2014 - 07/31/2014, Distribution Date 08/25/2014

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$499,794,518.84
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/27/2014
Accrual Period End	8/25/2014
Daycount Fraction	0.25000000
Interest Rate*	1.10215%
Accrued Interest Factor	0.002755375
Current Interest Due	$1,377,121.32
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$1,377,121.32
Interest Paid	$1,377,121.32
Interest Shortfall	$-
Principal Paid	$25,330,601.71
Ending Principal Balance	$474,463,917.13
Paydown Factor	0.029626435
Ending Balance Factor	0.554928558

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2014 - 07/31/2014, Distribution Date 08/25/2014

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$499,794,518.84
	Adjusted Pool Balance	$548,557,832.51
	Overcollateralization Amount	$38,399,048.28
	Principal Distribution Amount	$-
	Principal Distribution Amount Paid	$25,330,601.71
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,345,134.56
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,345,134.56
	Required Reserve Acct Balance	$1,315,605.57
	Release to Collection Account	$29,528.99
	Ending Reserve Account Balance	$1,315,605.57
C	Capitalized Interest Account
	Beginning Period Balance	$32,000,000.00
	Transfers to Collection Account	$11,000,000.00
	Ending Balance	$21,000,000.00

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2014 - 07/31/2014, Distribution Date 08/25/2014